Document And Entity Information	Jan. 19, 2022
Document Information [Line Items]
Entity, Registrant Name	Plumas Bancorp
Document, Type	8-K
Document, Period End Date	Jan. 19, 2022
Entity, Incorporation, State or Country Code	CA
Entity, File Number	000-49883
Entity, Tax Identification Number	75-2987096
Entity, Address, Address Line One	5525 Kietzke Lane, Suite 100
Entity, Address, City or Town	Reno
Entity, Address, Postal Zip Code	89511
Entity, Address, State or Province	NV
City Area Code	775
Local Phone Number	786-0907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	PLBC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001168455